Investments	12 Months Ended
Dec. 31, 2022
Investments, Debt and Equity Securities [Abstract]
Investments	Investments
Non-Marketable Investments
We have made strategic investments in certain privately-held companies without readily determinable market values.
Non-Marketable Investments Accounted for Under the Equity Method
A summary of our non-marketable investments accounted for as equity method investments is as follows:

	Ownership Percentage	Equity investments as of December 31,		Share of income (loss) for the years ended December 31,
(in thousands)		2022	2021	2022	2021	2020
PreAnalytiX GmbH	50.00%	$6,856	$10,291	$4,377	$10,412	$3,070
Apis Assay Technologies Ltd	19.00%	4,102	3,713	389	1,773	1,221
TVM Life Science Ventures III	3.10%	3,872	3,669	(901)	(264)	630
Suzhou Fuda Business Management and Consulting Partnership	33.67%	2,608	2,832	—	—	—
Actome GmbH	12.50%	779	1,045	(201)	(31)	—
Hombrechtikon Systems Engineering AG	19.00%	(311)	(413)	94	97	97
		$17,906	$21,137	$3,758	$11,987	$5,018
Of the $17.9 million of non-marketable investments accounted for as equity method investments, $18.2 million is included in other long-term assets and $0.3 million, where we are committed to fund losses, is included in other long-term liabilities in the accompanying consolidated balance sheet as of December 31, 2022.
During 2021, we made a $1.1 million investment in Actome GmbH (Actome) and as of December 31, 2022, we hold a 12.5% ownership stake in this company that is accounted for under the equity method as we have the ability to exercise significant influence.
TVM Life Science Ventures III (TVM) is a limited partnership and we account for our 3.1% investment under the equity method as we have the ability to exercise significant influence over the limited partnership. This investment is valued at net asset value (NAV) reported by the counterparty, adjusted as necessary. During the years ended December 31, 2022 and 2021, we made $1.1 million and $2.4 million, respectively in additional cash payments to TVM and have $9.2 million of unfunded commitments through 2029 related to this investment. We do not have the right to redeem these funds under the normal course of operations of this partnership.
During the years ended December 31, 2022, 2021 and 2020, we received dividends of $7.5 million, $4.7 million and $4.4 million, respectively, from PreAnalytix GmbH. These dividends are included in other items, net including fair value changes in derivatives in the accompanying consolidated statements of cash flows as they are a return on investment and therefore classified as cash flows from operating activities.
As of December 31, 2022, four of our equity method investments are variable interest entities and we are not the primary beneficiary as we do not hold the power to direct the activities that most significantly impact the economic performance. Therefore, these investments are not consolidated. As of December 31, 2022, these investments had a total net carrying value of $8.4 million, of which $8.7 million, representing our maximum exposure to loss, is included in other long-term assets and $0.3 million is included in other long-term liabilities in the accompanying consolidated balance sheet. As of December 31, 2021, these investments held a balance of $8.0 million, of which $8.4 million is included in other long-term assets and $0.4 million is included in other long-term liabilities in the accompanying consolidated balance sheet.
Non-Marketable Investments Not Accounted for Under the Equity Method
At December 31, 2022 and 2021, we had investments in non-publicly traded companies that do not have readily determinable fair values with carrying amounts that totaled $5.3 million and $3.9 million, respectively. These investments which are measured at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer. Changes resulting from impairment and observable price changes are recognized in the statements of income during the period the change is identified.
The changes in non-marketable investments not accounted for under the equity method for the years ended December 31, 2022 and 2021 are as follows:

(in thousands)	2022	2021
Balance at beginning of year	$3,945	$4,142
Cash investments in equity securities, net	52	81
Shares received in exchange for services	1,475	—
Foreign currency translation adjustments	(143)	(278)
Balance at end of year	$5,329	$3,945
We made additional investments of $0.1 million in non-marketable investments not accounted for under equity method for the years ended December 31, 2022 and 2021. Additionally, during 2022, we received shares as payment for services performed.
In 2020, we acquired the remaining shares of NeuMoDx as further discussed in Note 5 "Acquisitions". Invitae Corporation (Invitae), a publicly traded company (NVTA), completed the acquisition of ArcherDX, Inc. (ArcherDX), a company in which we held an approximate 8% investment. In exchange for our shares in ArcherDX, we initially received cash of $21.1 million and 2.4 million shares in Invitae followed by an additional 0.4 million shares for milestone achievement, as shown in the marketable equity securities table below. For the year ended December 31, 2021, we recognized a total gain of $102.0 million in other income, net in the accompanying consolidated statement of income as a result of this transaction. Additionally in 2020, we sold two other investments. One investment was sold for its book value and we received $3.7 million in cash. The other investment had a carrying value of $2.5 million and was sold for cash of $0.3 million and the shares in OncoCyte Corporation (OncoCyte), shown in the marketable equity securities table below. A loss of $2.3 million was recognized in other income, net on the sale of this investment. We also recorded a $0.4 million impairment in other income, net following indications that the carrying value was no longer recoverable. Accordingly, the investment was fully impaired.
For non-marketable investments not accounted for under the equity method as of both December 31, 2022 and 2021, cumulative upward adjustments for price changes was $0.7 million. These adjustments were due to equity offerings at a higher price from the issuer in orderly transactions for identical or similar investments as those we hold.
Marketable Equity Securities
During the year ended December 31, 2021, we sold all previously held investments in marketable equity securities that had readily determinable fair values. These investments are reported at fair value with gains and losses recorded in earnings.
The changes in marketable equity securities during the year ended December 31, 2021 are as follows:

	Invitae		OncoCyte		Oncimmune Holdings plc (Oncimmune)		HTG Molecular Diagnostics, Inc (HTGM)
(in $ thousands, except shares data)	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Balance at December 31, 2020	2,769,189	$115,780	88,101	$211	560,416	$1,258	55,556	$266
Shares received upon milestone achievement	1,100,190	35,338	30,152	147	86,218	220	—	—
(Loss) gain on change in fair value	—	(3,066)	—	123	—	61	—	65
Sale of investment	(3,869,379)	(148,052)	(118,253)	(481)	(646,634)	(1,539)	(55,556)	(331)
Balance at December 31, 2021	—	$—	—	$—	—	$—	—	$—
During 2021, we sold all shares received from Invitae upon milestone achievement and realized a gain of $32.3 million in other income, net in the accompanying consolidated statement of income.
During the year ended December 31, 2020, unrealized losses recognized for the change in fair market value of all marketable equity securities totaled $5.7 million of which $5.4 million is attributable to short-term and $0.3 million to long-term investments.